Amortization Expense (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Amortization Expense 1		$ 259,041
Goodwill And Intangible Assets Amortization Expense 2		277,062
Goodwill And Intangible Assets Amortization Expense 3		536,103
Goodwill And Intangible Assets Amortization Expense 4		137,791
Goodwill And Intangible Assets Amortization Expense 5		241,604
Goodwill And Intangible Assets Amortization Expense 6		379,395
Goodwill And Intangible Assets Amortization Expense 7		137,791
Goodwill And Intangible Assets Amortization Expense 8		97,700
Goodwill And Intangible Assets Amortization Expense 9		235,491
Goodwill And Intangible Assets Amortization Expense 10		137,791
Goodwill And Intangible Assets Amortization Expense 11		95,298
Goodwill And Intangible Assets Amortization Expense 12		233,089
Goodwill And Intangible Assets Amortization Expense 13		137,791
Goodwill And Intangible Assets Amortization Expense 14		26,830
Goodwill And Intangible Assets Amortization Expense 15		164,621
Goodwill And Intangible Assets Amortization Expense 16		1,733,869
Goodwill And Intangible Assets Amortization Expense 17		0
Goodwill And Intangible Assets Amortization Expense 18		1,733,869
Goodwill And Intangible Assets Amortization Expense 19		2,544,074
Goodwill And Intangible Assets Amortization Expense 20		738,494
Goodwill And Intangible Assets Amortization Expense 21		3,282,568
Goodwill And Intangible Assets Amortization Expense 1	103,343
Goodwill And Intangible Assets Amortization Expense 2	208,543
Goodwill And Intangible Assets Amortization Expense 3	311,886
Goodwill And Intangible Assets Amortization Expense 4	137,791
Goodwill And Intangible Assets Amortization Expense 5	255,191
Goodwill And Intangible Assets Amortization Expense 6	392,982
Goodwill And Intangible Assets Amortization Expense 7	137,791
Goodwill And Intangible Assets Amortization Expense 8	117,206
Goodwill And Intangible Assets Amortization Expense 9	254,997
Goodwill And Intangible Assets Amortization Expense 10	137,791
Goodwill And Intangible Assets Amortization Expense 11	90,904
Goodwill And Intangible Assets Amortization Expense 12	228,695
Goodwill And Intangible Assets Amortization Expense 13	137,791
Goodwill And Intangible Assets Amortization Expense 14	0
Goodwill And Intangible Assets Amortization Expense 15	137,791
Goodwill And Intangible Assets Amortization Expense 16	1,733,870
Goodwill And Intangible Assets Amortization Expense 17	0
Goodwill And Intangible Assets Amortization Expense 18	1,733,870
Goodwill And Intangible Assets Amortization Expense 19	2,388,377
Goodwill And Intangible Assets Amortization Expense 20	671,844
Goodwill And Intangible Assets Amortization Expense 21	$ 3,060,221